STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Due from Stockholder [Member]	Retained Earnings [Member]	Total
Ending balance at Dec. 31, 2024	$ 1	$ (1)	$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2024	1,000
Beginning balance at Sep. 23, 2024	$ 0	0	0	0
Beginning balance (in shares) at Sep. 23, 2024	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares	$ 1	(1)	0	0
Issuance of common shares (in shares)	1,000
Net income	$ 0	0	0	0
Ending balance at Dec. 31, 2024	$ 1	$ (1)	$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2024	1,000